Business combinations and acquisition of non-controlling interests	12 Months Ended
Dec. 31, 2019
Business combinations and acquisition of noncontrolling interests [abstract]
Disclosure of business combinations
7.	Business combinations and acquisition of non-controlling interests
Acquisitions in 2019

(a)	Acquisitions of Youthstream
On February 28, 2019, the Group acquired 100% of the shares of Youthstream Organization SAM, Youthstream Group SAM and its subsidiaries, including Youthstream Media SA and Youthstream Logistic SRO (collectively, the “Youthstream”), which manage the exclusive television, marketing and promotional worldwide rights of the FIM Motocross World Championship. These acquisitions were intended to expand the Group’s market share in its Spectator Sports segment.
The fair values of the identifiable assets and liabilities of the Youthstream as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	6,058
Trade and other receivables	6,940
Other assets	742
Non-current assets
Property, plant and equipment	634
Intangible assets	50,738
Liabilities
Current liabilities
Trade and other payables	1,927
Contract liabilities	12,134
Accrued expenses	154
Non-current liabilities
Deferred tax liabilities	14,207

Total identifiable net assets at fair value	36,690

Goodwill arising on acquisition	69,467

Purchase consideration	106,157

Purchase consideration:
Cash and cash equivalents*	93,723
Contingent consideration	12,434

Total consideration	106,157

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	6,058
Cash paid for the acquired subsidiaries	(80,000)

Net cash flows on acquisition	(73,942)

*	A deferred payment of €13,723 was included in cash and cash equivalents consideration, which should be paid in three years from 2019 to 2021.
For this acquisition, a contingent consideration at fair value of €12,434 was recognized based on Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) targets
.
Payment based on aggregate revenue targets after three years. The maximum payout for the contingent consideration is €12,434 (undiscounted €15,000).
Goodwill of approximately €69,467 was recognized as part of this acquisition, which results from the expected synergies from combining the operations of the acquired Youthstream with the Group’s operations and the long-term contract with the Motocross federation. None of the goodwill recognized is expected to be deductible for tax purposes.
From the date of acquisition, Youthstream contributed €19,504 of revenue and incurred €1,286 of net profit of the Group for the year ended December 31, 2019.
(b)	Acquisition of Threshold Sports Limited
On April 1, 2019, the Group acquired 100% of the shares of Threshold Sports Limited, which is active in organizing own endurance events in the field of cycling as well as trail runs and customized client events in the fields of corporate challenges, team building and fund raising. The Group acquired the Threshold Sports Limited to enlarge the range of products in its Mass Participation segment.
The fair values of the identifiable assets and liabilities of Threshold Sports Limited as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	4,652
Trade and other receivables	679
Inventories	41
Other assets	648
Non-current assets
Property, plant and equipment	42
Intangible assets	2,326
Liabilities
Current liabilities
Trade and other payables	389
Contract Liabilities	4,278
Income Tax Payable	165
Non-current liabilities
Deferred tax liabilities	442

Total identifiable net assets at fair value	3,114

Goodwill arising on acquisition	2,814

Purchase consideration	5,928

Purchase consideration:
Cash and cash equivalents	3,606
Contingent consideration	2,322

Total consideration	5,928

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	4,652
Cash paid for the acquired subsidiaries	(3,606)

Net cash flows on acquisition	1,046

For this acquisition, a contingent consideration at fair value of €2,322 was recognized based on EBITDA targets from 2019 to 2021. The contingent consideration payments before discount are €773, €806, and €869 for 2019, 2020 and 2021 respectively. The maximum contingent consideration that can be paid during the period of 2019 to 2021 is €3,777.
Goodwill of approximately €2,814 was recognized as part of this acquisition, which results from the expected synergies from combining the operations of the acquired Threshold Sports Limited with the Group’s operations. None of the goodwill recognized is expected to be deductible for tax purposes.
From the date of acquisition, Threshold Sports Limited contributed €8,092 of revenue and incurred €755 of net profit of the Group for the year ended December 31, 2019.
(c)	Acquisition of Fairfax Events and Entertainment
On May 31, 2019, the Group acquired the business of Fairfax Events and Entertainment, which operates Sun Herald City2Surf as well as other running, triathlon and cycling events. This purchase allows the group to further enlarge the range of products in Mass Participation segment in the Oceania region.
The fair values of the identifiable assets and liabilities of Fairfax Events and Entertainment as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Other assets	125
Non-current assets
Right of use assets	157
Intangible assets	3,055
Liabilities
Current liabilities
Trade and other payables	133
Lease liabilities	97
Accrued expenses	23
Contract liabilities	1,925
Non-current liabilities
Lease liabilities	60

Total identifiable net assets at fair value	1,099

Goodwill arising on acquisition	17,520

Purchase consideration	18,619

Purchase consideration:
Cash and cash equivalents	18,619
Contingent consideration	—

Total consideration	18,619

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	—
Cash paid for the acquired subsidiaries	(18,619)

Net cash flows on acquisition	(18,619)

No contingent consideration was recognized for the acquisition of Fairfax Events and Entertainment.
Goodwill of approximately €17,520 was recognized as part of acquisition, which results from the appraisal of Trade Name and Customer Relationship. None of the goodwill recognized is expected to be deductible for tax purposes.
From the date of acquisition, Fairfax Events and Entertainment contributed €5,710 of revenue and €2,151 of net profit of the Group for the year ended December 31, 2019.

(d)	Acquisition of Level99 Ltd
On August 31, 2019, the Group acquired 55.87% of the shares of Level99 Ltd, an eSports creative agency that helps their clients in branding, creative strategy development, content production and social medial channel management, and will further diversify into the direct-to-consumer
business by building and monetizing its own audience. The Group acquired Level99 Ltd to strengthen its digital business in its DPSS segment.
The fair values of the identifiable assets and liabilities of Level99 Ltd as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	2,431

Total identifiable net assets at fair value	2,431

Non-controlling interests	(1,073)

1,358

Goodwill arising on acquisition	1,073

Purchase consideration	2,431

Purchase consideration:
Cash and cash equivalents	2,431
Contingent consideration	—

Total consideration	2,431

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	2,431
Cash paid for the acquired subsidiaries	(2,431)

Net cash flows on acquisition	—

No contingent consideration was recognized for this acquisition.
Goodwill of approximately €1,073 was recognized as part of this acquisition, which results from the expected synergies from combining the operations of the acquired Level99 Ltd with the Group’s operations. None of the goodwill recognized is expected to be deductible for tax purposes.
From the date of acquisition, Level99 Ltd contributed €
606
of revenue and incurred €
478
net loss of the Group for the year ended December 31, 2019.

(e)	Other Acquisitions
In 2019, the Group also acquired certain other businesses that were intended to enlarge the Group’s range of products in its Mass Participation segment.

The acquirees’ total fair values of the identifiable assets and liabilities as at acquisition dates were:

Fair value s recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	1,384
Trade and other receivables	1,096
Accrued income	679
Inventories	31
Other assets	743
Non-current assets
Property, plant and equipment	147
Intangible assets	5,671
Deferred tax assets	633
Other assets	12
Liabilities
Current liabilities
Trade and other payables	281
Accrued expenses	1,176
Contract liabilities	4,070
Income Tax Payable	74
Non-current liabilities
Deferred tax liabilities	1,433
Provision	819

Total identifiable net assets at fair value	2,543

Goodwill arising on acquisition	11,480

Purchase consideration	14,023

Purchase consideration:
Cash and cash equivalents	5,699
Contingent consideration	8,324

Total consideration	14,023

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	1,384
Cash paid for the acquired subsidiaries	(5,699)

Net cash flows on acquisition	(4,315)

Goodwill of €11,480 was recognized from these acquisitions resulting from the expected synergies from combining operations of the Group and the acquirees.
The purchase consideration of some of these other acquisitions include contingent consideration that are based on certain performance targets. The maximum total undiscounted contingent consideration of these other acquisitions amounted to €9,759.
The above acquirees contributed €9,067 of revenue and €1,736 of net profit of the Group for the year ended December 31, 2019 since they were acquired.

Acquisitions in 2018

(a)	Acquisition of Xletix GmbH, Germany
On May 22, 2018, the Group acquired 100% of shares of Xletix GmbH, Germany, a leading European obstacle course organizer. This purchase allowed the Group to enlarge the range of products in its Mass Participation segment.
The fair values of the identifiable assets and liabilities of the Xletix GmbH, Germany as at the date of acquisition were:

Fair value recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	4,702
Trade and other receivables	1,646
Inventories	256
Other assets	1,882
Non-current assets
Property, plant and equipment	219
Intangible assets	2,129
Liabilities
Current liabilities
Trade and other payables	835
Interest-bearing liabilities	13
Accrued expenses	621
Contract Liabilities	7,134
Income tax payable	43

Total identifiable net assets at fair value	2,188

Goodwill arising on acquisition	11,724

Purchase consideration	13,912

Purchase consideration:
Cash and cash equivalents	6,231
Contingent consideration	7,681

Total consideration	13,912

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	4,702
Cash paid for the acquired subsidiaries	(6,231)

Net cash flows on acquisition	(1,529)

For this acquisition, a contingent consideration at fair value of €7,681 was recognized based on EBITDA targets increasing over the years of 2018, 2019 and 2020, which are €3,000, €3,000, €3,000 for the 2018, 2019 and 2020 respectively. The maximum contingent consideration that can be paid is €9,000.
Goodwill of approximately €11,724 was recognized as part of this acquisition, which results from the exclusive runs owned by the acquired Xletix GmbH, Germany. None of the goodwill recognized is expected to be deductible for tax purposes.
From the date of acquisition, Xletix GmbH, Germany contributed €8,807 of revenue and incurred €1,916 of net profit of the Group for the year ended December 31, 2018.

(b)	Other Acquisitions
On May 15, 2018, the Group acquired 100% of shares of AROC Sport Pty Ltd., which operates the Ultra Trail Australia event conducted in the Blue Mountains of New South Wales. This acquisition allows the Group to expand into the trail running endurance market. On November 1, 2018, the Group acquired 55% of shares of Yongda. This purchase allowed the Group to enlarge the range of products in its DPSS segment. On January 1, 2018, the Group acquired 100% of Goalscout Srl, developer of a software used in managing digital archives. On May 23, 2018, the Group acquired 100% of shares of Titan Active Limited, which operates the Titan experience mass participation business in Europe. On July 7, 2018, the Group acquired REV3 Quassy Event, REV3 Williamsburg Event and Ironman 70.3 Maine Event (the REV3 acquisition). On September 6, 2018, the Group acquired Triathlon
Vitoria-Gasteiz
Event, which is a triathlon located in northern Spain. These acquisitions were intended to enlarge the Group’s range of products in its Mass Participation segment.
The acquirees’ total fair values of the identifiable assets and liabilities as at acquisition dates were:

Fair value s recognized on acquisition
€
Assets
Current assets
Cash and cash equivalents	860
Trade and other receivables	14,057
Inventories	88
Other assets	1,410
Non-current assets
Property, plant and equipment	1,481
Contract right use of assets	265
Intangible assets	4,127
Investments	482
Other assets	2
Deferred tax assets	21
Liabilities
Current liabilities
Trade and other payables	9,884
Interest-bearing liabilities	3,226
Lease liabilities	141
Contract Liabilities	2,358
Income tax payable	148
Non-current liabilities
Lease liabilities	137
Contract liabilities	11
Deferred tax liabilities	634

Total identifiable net assets at fair value	6,254

Less: Non-controlling interest measured at fair value	2,414
Goodwill arising on acquisition	7,934

Purchase consideration	11,774

Purchase consideration:
Cash and cash equivalents	7,409
Contingent consideration	4,365

Total consideration	11,774

Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	860
Cash paid for the acquired subsidiaries	(7,409)

Net cash flows on acquisition	(6,549)

For the acquisition of AROC Sport Pty Ltd., a contingent consideration at fair value of €529 was recognized. The contingent consideration was €317 adjusted for any net profit shortfall or surplus as defined in the agreement for 2019 and 2020. The maximum contingent consideration that can be paid in each year is €380. Goodwill of approximately €2,310 was recognized as part of this acquisition, which results from the expected synergies from combining the operations of the acquired AROC Sport Pty Ltd. with the Group’s operations. None of the goodwill recognized is expected to be deductible for tax purposes.
For the acquisition of Yongda, a contingent consideration at fair value of €2,385 was recognized based on Yongda’s performance commitment for the operation from 2018 to 2020. The maximum contingent consideration is €367 for the year of 2018 and €2,277 if 100% achieved the projected
2018-2020
accumulated net profits commitment. The
non-controlling
interest of €2,414 was measured at its proportionate share of the fair value of net identifiable assets acquired. Goodwill of approximately €2,218 was recognized as part of this acquisition, which results from the appraisal of PPE and Contracts, Software, Patent & Brand, with the expectation that it will provide future benefits for the Group. None of the goodwill recognized is expected to be deductible for tax purposes.
For the acquisition of Goalscout Srl, no contingent consideration was recognized. Goodwill of approximately €375 was recognized as part of this acquisition, which results from the exclusive software owned by Goalscout Srl. None of the goodwill recognized is expected to be deductible for tax purposes.
For the acquisition of Titan Active Limited, a contingent consideration at fair value of €368 was recognized based on certain events occurring, and Titan Active Limited achieving a targeted EBITDA amount. The maximum contingent consideration that can be paid in each year from
2018-2020
is €147. Goodwill of approximately €1,190 was recognized as part of this acquisition, which results from the expected synergies from combining the operations of the acquired Titan Active Limited with the Group’s operations. None of the goodwill recognized is expected to be deductible for tax purposes.

For the acquisition of REV3, a contingent consideration at fair value of €852 was recognized. There are two possible contingent consideration each at maximum payment of €427 in 2018, and one contingent consideration with maximum possible payout of €85 in 2019. The first €427 is based on the remaining 2018 events acquired actually occurring and the other €427 payment is based on a targeted EBITDA for the remaining events. The contingent consideration for 2019 is depending on if the Group receives certain host city funding. Goodwill of approximately €1,249 was recognized as part of this acquisition, which results from the expected synergies from combining the operations of the acquired REV3 with the Group’s operations. None of the goodwill recognized is expected to be deductible for tax purposes.
For the acquisition of Triathlon
Vitoria-Gasteiz
Event, a contingent consideration at fair value of €231 was recognized based on the occurrence of the events, minimum levels of gross paid athletes and the Group obtaining the host city funding for each of the events in 2020, 2021 and 2022. The maximum contingent consideration that can be paid is €90 in each year. Goodwill of approximately €592 was recognized as part of this acquisition, which results from the expected synergies from combining the operations of the acquired Triathlon
Vitoria-Gasteiz
Event with the Group’s operations. None of the goodwill recognized is expected to be deductible for tax purposes.
From the dates of acquisition, the acquirees contributed €4,719 of revenue and €1,316 of net profit of the Group for the year ended December 31, 2018.
Contingent consideration
As part of the purchase agreement with the previous owner of the acquired entities, contingent consideration has been agreed for some of the acquisitions made by the Group. There will be additional cash payments to the previous owners of the acquirees based on the performance of the acquirees. The details of the payment of arrangement vary by agreements.
A reconciliation of fair value measurement of the contingent consideration and liabilities from business combination are provided below:

€
As at January 1, 2017	23,526
Liabilities arising on business combination	10,298
Movements during the year*	(9,470)

As at December 31, 2017	24,354
Liabilities arising on business combination	12,046
Movements during the year*	(7,492)

As at December 31, 2018	28,908
Liabilities arising on business combination	23,080
Movements during the year*	(5,884)

As at December 31, 2019	46,104

*	Movements during the year include the fair value remeasurement, settlement during the year, and the exchange differences.
For each business combination in 2019 and 2018, the Company did not gather the information of the acquiree’s revenue and profit or loss as the acquisition had been as of the beginning of the reporting year.